Reclassifications from Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Reclassifications from Accumulated Other Comprehensive Income	Reclassifications from Accumulated Other Comprehensive Income
The following table sets out the components of the Company’s AOCI that are reclassified into the condensed consolidated statement of operations for the twelve months ended December 31, 2023, 2022 and 2021:

	Amount Reclassified from AOCI
Details about the AOCI Components	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale:
Realized (gains) on sale of securities	$(2.2)	$(3.9)	$(24.8)	Realized and unrealized investment gains
Realized losses on sale of securities	42.4	58.9	4.4	Realized and unrealized investment losses
	40.2	55.0	(20.4)	Income from operations before income tax
Tax on net realized gains of securities	(6.6)	—	—	Income tax (expense)/benefit
	$33.6	$55.0	$(20.4)	Net income
Realized derivatives:
Net realized gains on settled derivatives	(8.1)	15.4	(6.2)	General, administrative and corporate expenses
Tax on settled derivatives	—	—	—	Income tax (expense)/benefit
	$(8.1)	$15.4	$(6.2)	Net income
Total reclassifications from AOCI to the statement of operations, net of income tax	$25.5	$70.4	$(26.6)	Net income
Reclassifications from Accumulated Other Comprehensive (Loss)
The following tables set out the components of the Company’s accumulated other comprehensive (loss) (“AOCI”) that are reclassified into the consolidated statement of operations for the three and nine months ended September 30, 2024 and 2023:

	Amount Reclassified from AOCI
Details about the AOCI Components	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale:
Realized (gains) on sale of securities	$(1.5)	$(0.1)	Realized and unrealized investment gains
Realized losses on sale of securities	10.9	8.7	Realized and unrealized investment losses
	9.4	8.6	Income from operations before income taxes
Tax on net realized losses on sale of securities	(1.5)	(2.3)	Income tax (expense)
	$7.9	$6.3	Net income
Realized derivatives:
Net realized losses on settled derivatives	$0.3	$2.4	General, administrative and corporate expenses
Tax on settled derivatives	—	—	Income tax (expense)
	$0.3	$2.4	Net income

Total reclassifications from AOCI to the statement of operations, net of income tax	$8.2	$8.7	Net income

	Amount Reclassified from AOCI
Details about the AOCI Components	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale:
Realized (gains) on sale of securities	$(2.1)	$(0.5)	Realized and unrealized investment gains
Realized losses on sale of securities	37.5	15.9	Realized and unrealized investment losses
	35.4	15.4	Income from operations before income taxes
Tax on net realized losses on sale of securities	(4.5)	(2.3)	Income tax (expense)
	$30.9	$13.1	Net income
Realized derivatives:
Net realized losses on settled derivatives	$0.3	$6.1	General, administrative and corporate expenses
Tax on settled derivatives	—	—	Income tax (expense)
	$0.3	$6.1	Net income

Total reclassifications from AOCI to the statement of operations, net of income tax	$31.2	$19.2	Net income